PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

Note 4 - Prepaid Expenses

Prepaid expenses consisted of the following:

	September 30, 2012	March 31, 2012

Prepaid research and development	$12,937	$128,445

Prepaid rent	6,250	21,250

Retainer	-	15,000

Other	3,384	4,179

	$22,571	$168,874

NOTE 4 - PREPAID EXPENSES

Prepaid expenses at March 31, 2012, consisted of the following:

March 31, 2012

Prepaid research and development	$128,445
Prepaid rent	21,250
Retainer	15,000
Other	4,179
$168,874